                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                           Panorama Series Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 09/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Growth Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS--96.4%
CONSUMER DISCRETIONARY--10.3%
DIVERSIFIED CONSUMER SERVICES--0.5%
H&R Block, Inc.                                             21,000   $   385,980
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE--1.8%
McDonald's Corp.                                            24,130     1,377,099
                                                                     -----------
MEDIA--3.9%
Grupo Televisa SA, Sponsored GDR                            21,000       390,390
McGraw-Hill Cos., Inc. (The)                                45,150     1,135,071
Time Warner Cable, Inc.                                     23,438     1,009,943
Washington Post Co. (The), Cl. B                             1,139       533,143
                                                                     -----------
                                                                       3,068,547
                                                                     -----------
SPECIALTY RETAIL--4.1%
Advance Auto Parts, Inc.                                    15,700       616,696
Best Buy Co., Inc.                                          21,600       810,432
GameStop Corp., Cl. A(1)                                    32,100       849,687
Lowe's Cos., Inc.                                           46,640       976,642
                                                                     -----------
                                                                       3,253,457
                                                                     -----------
CONSUMER STAPLES--10.7%
FOOD & STAPLES RETAILING--1.3%
Wal-Mart Stores, Inc.                                       21,330     1,047,090
                                                                     -----------
FOOD PRODUCTS--3.5%
General Mills, Inc.                                         29,400     1,892,772
Unilever NV, NY Shares                                      29,000       836,940
                                                                     -----------
                                                                       2,729,712
                                                                     -----------
HOUSEHOLD PRODUCTS--1.4%
Colgate-Palmolive Co.                                       14,450     1,102,246
                                                                     -----------
PERSONAL PRODUCTS--0.4%
Mead Johnson Nutrition Co., Cl. A                            6,100       275,171
                                                                     -----------
TOBACCO--4.1%
Philip Morris International, Inc.                           65,660     3,200,268
                                                                     -----------
ENERGY--11.4%
ENERGY EQUIPMENT & SERVICES--1.3%
Schlumberger Ltd.                                           17,400     1,037,040
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS--10.1%
Chevron Corp.                                               22,441     1,580,520
Enterprise Products Partners LP                             25,600       724,992
Exxon Mobil Corp.                                           40,686     2,791,466
Murphy Oil Corp.                                            10,720       617,150
Occidental Petroleum Corp.                                  20,490     1,606,416
Plains All American Pipeline LP                             11,500       532,335
                                                                     -----------
                                                                       7,852,879
                                                                     -----------
FINANCIALS--13.9%
CAPITAL MARKETS--2.1%
Janus Capital Group, Inc.                                    3,940        55,869
State Street Corp.                                          30,500     1,604,300
Teton Advisors, Inc.(1)                                          2             7
                                                                     -----------
                                                                       1,660,176
                                                                     -----------


                              1 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           SHARES       VALUE
                                                         ---------   -----------
COMMERCIAL BANKS--1.1%
Regions Financial Corp.                                     56,020   $   347,884
U.S. Bancorp                                                23,700       518,082
                                                                     -----------
                                                                         865,966
                                                                     -----------
CONSUMER FINANCE--1.9%
American Express Co.                                        31,150     1,055,985
Discover Financial Services                                 25,750       417,923
                                                                     -----------
                                                                       1,473,908
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES--5.0%
Bank of America Corp.                                       78,202     1,323,178
Citigroup, Inc.                                            148,700       719,708
JPMorgan Chase & Co.                                        32,264     1,413,808
Leucadia National Corp.(1)                                  17,300       427,656
                                                                     -----------
                                                                       3,884,350
                                                                     -----------
INSURANCE--3.8%
Chubb Corp.                                                 25,410     1,280,918
Lincoln National Corp.                                      32,900       852,439
Travelers Cos., Inc. (The)                                  17,720       872,356
                                                                     -----------
                                                                       3,005,713
                                                                     -----------
HEALTH CARE--13.5%
BIOTECHNOLOGY--4.2%
Amgen, Inc.(1)                                              22,430     1,350,959
Celgene Corp.(1)                                            26,400     1,475,760
Cephalon, Inc.(1)                                            7,400       430,976
                                                                     -----------
                                                                       3,257,695
                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
St. Jude Medical, Inc.(1)                                   19,800       772,398
                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES--3.3%
Laboratory Corp. of America Holdings(1)                     10,400       683,280
Medco Health Solutions, Inc.(1)                             22,900     1,266,599
WellPoint, Inc.(1)                                          13,840       655,462
                                                                     -----------
                                                                       2,605,341
                                                                     -----------
PHARMACEUTICALS--5.0%
Abbott Laboratories                                         29,960     1,482,121
Merck & Co., Inc.                                           77,160     2,440,571
                                                                     -----------
                                                                       3,922,692
                                                                     -----------
INDUSTRIALS--11.3%
AEROSPACE & DEFENSE--2.2%
Precision Castparts Corp.                                    9,400       957,578
United Technologies Corp.                                   12,540       764,062
                                                                     -----------
                                                                       1,721,640
                                                                     -----------
AIR FREIGHT & LOGISTICS--1.0%
United Parcel Service, Inc., Cl. B                          14,300       807,521
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Republic Services, Inc.                                     55,000     1,461,350
                                                                     -----------
CONSTRUCTION & ENGINEERING--1.1%
KBR, Inc.                                                   35,700       831,453
                                                                     -----------


                              2 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           SHARES       VALUE
                                                         ---------   -----------
INDUSTRIAL CONGLOMERATES--4.1%
General Electric Co.                                        88,600   $ 1,454,812
Tyco International Ltd.                                     50,565     1,743,481
                                                                     -----------
                                                                       3,198,293
                                                                     -----------
ROAD & RAIL--1.0%
Union Pacific Corp.                                         13,720       800,562
                                                                     -----------
INFORMATION TECHNOLOGY--16.9%
COMMUNICATIONS EQUIPMENT--1.2%
QUALCOMM, Inc.                                              21,780       979,664
                                                                     -----------
COMPUTERS & PERIPHERALS--2.9%
Apple, Inc.(1)                                              12,370     2,293,027
                                                                     -----------
INTERNET SOFTWARE & SERVICES--3.2%
eBay, Inc.(1)                                               50,690     1,196,791
Google, Inc., Cl. A(1)                                       2,620     1,299,127
                                                                     -----------
                                                                       2,495,918
                                                                     -----------
IT SERVICES--3.5%
Accenture plc, Cl. A                                        10,520       392,080
Fiserv, Inc.(1)                                              1,100        53,020
Hewitt Associates, Inc.(1)                                  14,120       514,392
MasterCard, Inc., Cl. A                                      5,400     1,091,610
Western Union Co.                                           36,120       683,390
                                                                     -----------
                                                                       2,734,492
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Texas Instruments, Inc.                                     28,970       686,299
Xilinx, Inc.                                                17,080       400,014
                                                                     -----------
                                                                       1,086,313
                                                                     -----------
SOFTWARE--4.7%
Adobe Systems, Inc.(1)                                      20,440       675,338
Check Point Software Technologies Ltd.(1)                   23,700       671,895
Microsoft Corp.                                             89,170     2,308,611
                                                                     -----------
                                                                       3,655,844
                                                                     -----------
MATERIALS--3.2%
CHEMICALS--2.4%
CF Industries Holdings, Inc.                                   830        71,571
Monsanto Co.                                                 9,680       749,232
Praxair, Inc.                                               12,700     1,037,463
                                                                     -----------
                                                                       1,858,266
                                                                     -----------
CONTAINERS & PACKAGING--0.8%
Sealed Air Corp.                                            34,620       679,591
                                                                     -----------
TELECOMMUNICATION SERVICES--1.5%
WIRELESS TELECOMMUNICATION SERVICES--1.5%
America Movil SAB de CV, Series L, ADR                      27,200     1,192,176
                                                                     -----------
UTILITIES--3.7%
ENERGY TRADERS--2.3%
AES Corp. (The)(1)                                         120,900     1,791,738
                                                                     -----------
MULTI-UTILITIES--1.4%
Public Service Enterprise Group, Inc.                       35,300     1,109,834
                                                                     -----------


                              3 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                        VALUE
                                                                     -----------
Total Common Stocks (Cost $69,626,081)                               $75,475,410
                                                                     -----------
INVESTMENT COMPANIES--2.7%
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.00%(2, 3)                                2,426         2,426
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.27%(2, 4)                                    2,100,201     2,100,201
                                                                     -----------
Total Investment Companies (Cost $2,102,627)                           2,102,627
                                                                     -----------
TOTAL INVESTMENTS, AT VALUE (COST $71,728,708)                99.1%   77,578,037
OTHER ASSETS NET OF LIABILITIES                                0.9       730,388
                                                         ---------   -----------
NET ASSETS                                                   100.0%  $78,308,425
                                                         =========   ===========

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of September 30, 2009.

(3.) Interest rate is less than 0.0005%.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS        GROSS           SHARES
                                                     DECEMBER 31, 2008    ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2009
                                                     -----------------   ----------   ----------   ------------------
OFI Liquid Assets Fund, LLC                              2,832,400       18,302,210   21,134,610               --
Oppenheimer Institutional Money Market Fund, Cl. E         196,470       12,626,537   10,722,806        2,100,201

                                                        VALUE      INCOME
                                                     ----------   -------
OFI Liquid Assets Fund, LLC                          $       --   $17,789(a)
Oppenheimer Institutional Money Market Fund, Cl. E    2,100,201     2,708
                                                     ----------   -------
                                                     $2,100,201   $20,497
                                                     ==========   =======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:


                              4 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                      LEVEL 3--
                                  LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                  UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                                -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary        $ 8,085,083           $--               $--       $ 8,085,083
   Consumer Staples                8,354,487            --                --         8,354,487
   Energy                          8,889,919            --                --         8,889,919
   Financials                     10,890,106             7                --        10,890,113
   Health Care                    10,558,126            --                --        10,558,126
   Industrials                     8,820,819            --                --         8,820,819
   Information Technology         13,245,258            --                --        13,245,258
   Materials                       2,537,857            --                --         2,537,857
   Telecommunication Services      1,192,176            --                --         1,192,176
   Utilities                       2,901,572            --                --         2,901,572
Investment Companies               2,102,627            --                --         2,102,627
                                 -----------           ---               ---       -----------
Total Assets                     $77,578,030           $ 7               $--       $77,578,037
                                 -----------           ---               ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                              5 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Portfolio's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Portfolio is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Portfolio's Securities Lending Procedures, the Portfolio may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not


                              6 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Portfolio's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Portfolio is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Portfolio may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Portfolio has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Portfolio includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received.

As of September 30, 2009, the Portfolio held no outstanding forward contracts.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $72,973,968
                                 ===========
Gross unrealized appreciation    $ 6,636,390
Gross unrealized depreciation     (2,032,321)
                                 -----------
Net unrealized appreciation      $ 4,604,069
                                 ===========


                              7 | GROWTH PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                             SHARES         VALUE
                                                           ----------   ------------
COMMON STOCKS--65.3%
CONSUMER DISCRETIONARY--5.9%
AUTO COMPONENTS--0.2%
Johnson Controls, Inc.                                         10,000   $    255,600
                                                                        ------------
AUTOMOBILES--0.2%
Ford Motor Co.(1)                                              31,300        225,673
                                                                        ------------
HOTELS, RESTAURANTS & LEISURE--1.8%
McDonald's Corp.                                               34,400      1,963,208
                                                                        ------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Hasbro, Inc.                                                    9,000        249,750
                                                                        ------------
MEDIA--2.4%
Comcast Corp., Cl. A                                          124,900      2,109,555
DirecTV Group, Inc. (The)(1)                                   10,000        275,800
Walt Disney Co. (The)                                           9,800        269,108
                                                                        ------------
                                                                           2,654,463
                                                                        ------------
MULTILINE RETAIL--1.0%
J.C. Penney Co., Inc. (Holding Co.)                            31,900      1,076,625
                                                                        ------------
SPECIALTY RETAIL--0.1%
Sherwin-Williams Co.                                            1,300         78,208
                                                                        ------------
CONSUMER STAPLES--9.0%
BEVERAGES--0.4%
Coca-Cola Co. (The)                                             8,600        461,820
                                                                        ------------
FOOD & STAPLES RETAILING--2.9%
CVS Caremark Corp.                                              6,100        218,014
Safeway, Inc.                                                  26,000        512,720
Wal-Mart Stores, Inc.                                          44,300      2,174,687
Walgreen Co.                                                    7,900        296,013
                                                                        ------------
                                                                           3,201,434
                                                                        ------------
FOOD PRODUCTS--3.5%
Archer-Daniels-Midland Co.                                     61,700      1,802,874
ConAgra Foods, Inc.                                            42,800        927,904
Sara Lee Corp.                                                 26,500        295,210
Tyson Foods, Inc., Cl. A                                       72,200        911,886
                                                                        ------------
                                                                           3,937,874
                                                                        ------------
HOUSEHOLD PRODUCTS--1.9%
Clorox Co. (The)                                               23,600      1,388,152
Procter & Gamble Co. (The)                                     12,200        706,624
                                                                        ------------
                                                                           2,094,776
                                                                        ------------
TOBACCO--0.3%
Philip Morris International, Inc.                               5,600        272,944
                                                                        ------------
ENERGY--5.5%
OIL, GAS & CONSUMABLE FUELS--5.5%
Apache Corp.                                                    8,400        771,372
ConocoPhillips                                                 49,900      2,253,484
Exxon Mobil Corp.                                               5,800        397,938
Marathon Oil Corp.                                             12,600        401,940
Valero Energy Corp.                                            29,400        570,066
Williams Cos., Inc. (The)                                      96,600      1,726,242
                                                                        ------------
                                                                           6,121,042
                                                                        ------------


                           1 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                             SHARES         VALUE
                                                           ----------   ------------
FINANCIALS--13.7%
CAPITAL MARKETS--4.3%
Ameriprise Financial, Inc.                                     50,800   $  1,845,564
Goldman Sachs Group, Inc. (The)                                 3,600        663,660
Morgan Stanley                                                 38,800      1,198,144
Northern Trust Corp.                                           19,000      1,105,040
                                                                        ------------
                                                                           4,812,408
                                                                        ------------
COMMERCIAL BANKS--0.7%
Wells Fargo & Co.                                              27,000        760,860
                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES--4.2%
Bank of America Corp.                                          77,500      1,311,300
Citigroup, Inc.                                               105,900        512,556
JPMorgan Chase & Co.                                           64,900      2,843,918
                                                                        ------------
                                                                           4,667,774
                                                                        ------------
INSURANCE--3.4%
Chubb Corp.                                                    23,000      1,159,430
Cincinnati Financial Corp.                                     55,900      1,452,841
MetLife, Inc.                                                   6,700        255,069
Prudential Financial, Inc.                                     19,200        958,272
                                                                        ------------
                                                                           3,825,612
                                                                        ------------
THRIFTS & MORTGAGE FINANCE--1.1%
Hudson City Bancorp, Inc.                                      94,400      1,241,360
                                                                        ------------
HEALTH CARE--7.0%
BIOTECHNOLOGY--0.1%
Amgen, Inc.(1)                                                  1,400         84,322
                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
AmerisourceBergen Corp.                                        51,600      1,154,808
Coventry Health Care, Inc.(1)                                  16,600        331,336
Humana, Inc.(1)                                                23,400        872,820
McKesson Corp.                                                 17,500      1,042,125
UnitedHealth Group, Inc.                                       37,600        941,504
                                                                        ------------
                                                                           4,342,593
                                                                        ------------
PHARMACEUTICALS--3.0%
Bristol-Myers Squibb Co.                                       11,400        256,728
Johnson & Johnson                                               4,500        274,005
Pfizer, Inc.                                                  174,000      2,879,700
                                                                        ------------
                                                                           3,410,433
                                                                        ------------
INDUSTRIALS--7.9%
AEROSPACE & DEFENSE--3.2%
ITT Corp.                                                       4,900        255,535
Lockheed Martin Corp.                                           2,900        226,432
Northrop Grumman Corp.                                         33,200      1,718,100
Raytheon Co.                                                   28,600      1,371,942
                                                                        ------------
                                                                           3,572,009
                                                                        ------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp.                                                     6,100        458,842
                                                                        ------------
BUILDING PRODUCTS--0.3%
Masco Corp.                                                    22,800        294,576
                                                                        ------------


                           2 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                             SHARES         VALUE
                                                           ----------   ------------
CONSTRUCTION & ENGINEERING--1.0%
Fluor Corp.                                                    21,800   $  1,108,530
                                                                        ------------
INDUSTRIAL CONGLOMERATES--1.9%
General Electric Co.                                          127,100      2,086,982
                                                                        ------------
ROAD & RAIL--1.1%
Union Pacific Corp.                                            22,100      1,289,535
                                                                        ------------
INFORMATION TECHNOLOGY--7.6%
COMMUNICATIONS EQUIPMENT--1.1%
Cisco Systems, Inc.(1)                                          8,700        204,798
Motorola, Inc.                                                120,600      1,035,954
                                                                        ------------
                                                                           1,240,752
                                                                        ------------
COMPUTERS & PERIPHERALS--4.1%
Hewlett-Packard Co.                                            29,400      1,387,974
International Business Machines Corp.                          18,600      2,224,746
SanDisk Corp.(1)                                               44,000        954,800
                                                                        ------------
                                                                           4,567,520
                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Intel Corp.                                                    30,400        594,928
                                                                        ------------
SOFTWARE--1.8%
McAfee, Inc.(1)                                                36,000      1,576,440
Microsoft Corp.                                                17,600        455,664
                                                                        ------------
                                                                           2,032,104
                                                                        ------------
MATERIALS--3.5%
CHEMICALS--2.2%
Dow Chemical Co. (The)                                         67,800      1,767,546
Sigma-Aldrich Corp.                                            12,900        696,342
                                                                        ------------
                                                                           2,463,888
                                                                        ------------
CONTAINERS & PACKAGING--0.2%
Pactiv Corp.(1)                                                 8,000        208,400
                                                                        ------------
METALS & MINING--0.9%
Newmont Mining Corp.                                            7,000        308,140
Nucor Corp.                                                    14,600        686,346
                                                                        ------------
                                                                             994,486
                                                                        ------------
PAPER & FOREST PRODUCTS--0.2%
MeadWestvaco Corp.                                             12,100        269,951
                                                                        ------------
TELECOMMUNICATION SERVICES--4.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
AT&T, Inc.                                                     60,400      1,631,404
Qwest Communications International, Inc.                       95,300        363,093
Verizon Communications, Inc.                                   65,700      1,988,739
                                                                        ------------
                                                                           3,983,236
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.(1)                                        119,800        473,210
                                                                        ------------
UTILITIES--1.2%
ELECTRIC UTILITIES--0.4%
FPL Group, Inc.                                                 7,400        408,702
                                                                        ------------
ENERGY TRADERS--0.1%
AES Corp. (The)(1)                                              9,600        142,272
                                                                        ------------


                           3 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                             SHARES         VALUE
                                                           ----------   ------------
MULTI-UTILITIES--0.7%
NiSource, Inc.                                                 58,300   $    809,787
                                                                        ------------
Total Common Stocks (Cost $69,548,620)                                    72,738,489
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT
                                                           ----------
ASSET-BACKED SECURITIES--3.8%
Argent Securities Trust 2004-W8, Asset-Backed
   Pass-Through Certificates, Series 2004-W8, Cl. A2,
   0.726%, 5/25/34(2)                                      $  363,337        248,751
Bank of America Auto Trust, Automobile Asset-Backed
   Certificates, Series 2009-2A, Cl. A4, 3.03%,
   10/15/16(3)                                                450,000        451,981
Bank of America Credit Card Trust, Credit Card
   Asset-Backed Certificates, Series 2006-A16, Cl. A16,
   4.72%, 5/15/13                                             135,000        140,810
Chase Issuance Trust, Credit Card Asset-Backed
   Certificates, Series 2007-A15, Cl. A, 4.96%, 9/17/12       380,000        395,208
Citibank Credit Card Issuance Trust, Credit Card
   Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15        70,000         68,673
CNH Equipment Trust, Asset-Backed Certificates, Series
   2009-B, Cl. A3, 2.97%, 3/15/13                             200,000        203,354
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.986%, 2/25/33(2)                       8,112          5,061
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(2)                  373,626        292,410
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(2)                   88,744         69,732
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
   Pass-Through Certificates, Series 2006-FF10, Cl. A3,
   0.336%, 7/25/36(2)                                         229,613        216,799
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
   Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
   0.356%, 7/7/36(2)                                          111,143         84,223
Ford Credit Auto Owner Trust, Automobile Receivables
   Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11               100,000        100,873
Harley-Davidson Motorcycle Trust 2009-2, Motorcycle
   Contract-Backed Nts., Series 2009-2, Cl. A2, 2%,
   7/15/12                                                    230,000        231,864
Honda Auto Receivables 2009-3 Owner Trust, Automobile
   Asset-Backed Nts., Series 2009-3, Cl. A2, 1.50%,
   8/15/11(4)                                                 100,000        100,410
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series 2005-3,
   Cl. A1, 0.533%, 1/20/35(2)                                 121,038        104,769
Litigation Settlement Monetized Fee Trust, Asset-Backed
   Certificates, Series 2001-1A, Cl. A1, 8.33%,
   4/25/31(4)                                                 289,348        289,788
MBNA Credit Card Master Note Trust, Credit Card
   Receivables:
Series 2003-C7, Cl. C7, 1.593%, 3/15/16(2)                    690,000        629,495
Series 2005-A6, Cl. A6, 4.50%, 1/15/13                        375,000        385,993
Option One Mortgage Loan Trust 2006-2, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 0.346%,
   7/1/36(2)                                                  185,773        150,865
Structured Asset Investment Loan Trust, Mtg.
   Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
   0.286%, 9/25/36(2)                                          31,353         30,937
                                                                        ------------
Total Asset-Backed Securities (Cost $4,585,326)                            4,201,996
                                                                        ------------


                           4 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ----------   ------------
MORTGAGE-BACKED OBLIGATIONS--33.0%
GOVERNMENT AGENCY--28.4%
FHLMC/FNMA/FHLB/SPONSORED--26.7%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series
   5G-2012, Cl. 1, 4.97%, 2/24/12                          $  154,516   $    162,773
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18                                               338,404        357,581
5%, 12/15/34                                                   23,146         24,040
5.50%, 9/1/39(5)                                              450,000        471,680
6.50%, 4/15/18-4/1/34                                         191,745        205,837
7%, 10/1/31                                                   122,873        135,159
8%, 4/1/16                                                     76,235         82,694
9%, 8/1/22-5/1/25                                              23,576         26,108
Federal Home Loan Mortgage Corp., Gtd. Collateralized
   Mtg. Obligations Multiclass Pass-Through
   Certificates, Series 2676, Cl. KB, 5%, 2/1/20              153,056        158,855
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through
   Certificates:
Series 2006-11, Cl. PS, 23.664%, 3/25/36(2)                   126,461        170,305
Series 2461, Cl. PZ, 6.50%, 6/15/32                           318,678        347,561
Series 2500, Cl. FD, 0.743%, 3/15/32(2)                        37,961         37,358
Series 2526, Cl. FE, 0.643%, 6/15/29(2)                        53,722         52,522
Series 2551, Cl. FD, 0.643%, 1/15/33(2)                        39,954         39,381
Series 2638, Cl. KG, 4%, 11/1/27                              440,000        453,809
Series 2648, Cl. JE, 3%, 2/1/30                               367,456        371,125
Series 2663, Cl. BA, 4%, 8/1/16                               281,495        290,437
Series 2686, Cl. CD, 4.50%, 2/1/17                            225,947        233,903
Series 3019, Cl. MD, 4.75%, 1/1/31                            174,737        182,395
Series 3025, Cl. SJ, 23.858%, 8/15/35(2)                       24,230         32,195
Series 3094, Cl. HS, 23.491%, 6/15/34(2)                       74,343         93,717
Series 3157, Cl. MC, 5.50%, 2/1/26                            349,840        359,722
Series 3279, Cl. PH, 6%, 2/1/27                               365,000        380,617
Series 3306, Cl. PA, 5.50%, 10/1/27                           145,524        150,694
Series R001, Cl. AE, 4.375%, 4/1/15                            99,247        102,264
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 176, Cl. IO, 14.402%, 6/1/26(6)                         81,528         15,004
Series 183, Cl. IO, 10.982%, 4/1/27(6)                        126,597         23,702
Series 184, Cl. IO, 18.554%, 12/1/26(6)                       139,012         25,512
Series 192, Cl. IO, 8.502%, 2/1/28(6)                          34,715          8,439
Series 2130, Cl. SC, 52.189%, 3/15/29(6)                       98,194         16,140
Series 224, Cl. IO, 0.064%, 3/1/33(6)                         176,457         32,133
Series 243, Cl. 6, 0.00%, 12/15/32(6, 13)                     107,616         19,347
Series 2527, Cl. SG, 35.893%, 2/15/32(6)                       22,183          1,196
Series 2531, Cl. ST, 49.039%, 2/15/30(6)                       27,946          1,632
Series 2796, Cl. SD, 67.55%, 7/15/26(6)                       143,924         24,744
Series 2802, Cl. AS, 99.999%, 4/15/33(6)                      147,811         14,893
Series 2920, Cl. S, 78.214%, 1/15/35(6)                       614,238         73,383
Series 3000, Cl. SE, 99.999%, 7/15/25(6)                      668,442         64,323
Series 3045, Cl. DI, 41.012%, 10/15/35(6)                   1,144,141        147,193


                           5 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ----------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                   $   96,690   $      8,997
Series 3399, Cl. SC, 19.915%, 12/15/37(6)                     946,418        101,958
Federal Home Loan Mortgage Corp., Principal-Only
   Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.477%, 6/1/26(7)                          33,379         28,321
Series 192, Cl. PO, 7.383%, 2/1/28(7)                          34,715         30,846
Federal National Mortgage Assn.:
4.50%, 10/1/24-10/1/39(5)                                   2,022,000      2,054,322
5%, 10/1/24-11/1/39(5)                                      2,950,000      3,039,296
5.50%, 10/1/24-10/1/39(5)                                   4,024,000      4,212,489
6%, 11/25/17-3/1/37                                           945,548      1,004,769
6%, 10/1/24-10/1/39(5)                                      4,567,000      4,831,027
6.50%, 5/25/17-10/25/19                                       477,574        515,345
6.50%, 10/1/39(5)                                           2,719,000      2,906,355
7%, 10/25/35                                                   44,021         48,235
8.50%, 7/1/32                                                   7,095          7,884
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through
   Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                             18,318         18,412
Trust 1998-61, Cl. PL, 6%, 11/25/28                            98,732        107,163
Trust 2002-56, Cl. KW, 6%, 4/25/23                            214,680        219,217
Trust 2003-130, Cl. CS, 13.608%, 12/25/33(2)                   66,779         71,631
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                         662,000        697,916
Trust 2004-101, Cl. BG, 5%, 1/25/20                           452,000        482,057
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                           88,978         92,172
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25(8)                    270,000        283,080
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                         250,000        265,974
Trust 2005-57, Cl. PA, 5.50%, 5/1/27                          284,359        289,740
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                         970,000      1,019,368
Trust 2006-46, Cl. SW, 23.296%, 6/25/36(2)                     98,394        129,203
Trust 2006-50, Cl. KS, 23.297%, 6/25/36(2)                     96,551        122,290
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                         320,181        332,153
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 99.999%, 10/25/23(6)                    2,887              7
Trust 2001-65, Cl. S, 48.991%, 11/25/31(6)                    294,617         37,778
Trust 2001-81, Cl. S, 36.199%, 1/25/32(6)                      70,213          9,291
Trust 2002-47, Cl. NS, 34.916%, 4/25/32(6)                    171,517         23,743
Trust 2002-51, Cl. S, 35.232%, 8/25/32(6)                     157,494         21,596
Trust 2002-52, Cl. SD, 40.479%, 9/25/32(6)                    188,356         25,227
Trust 2002-77, Cl. SH, 44.148%, 12/18/32(6)                    90,564         14,713
Trust 2002-84, Cl. SA, 50.501%, 12/25/32(6)                   263,989         32,973
Trust 2003-33, Cl. SP, 55.636%, 5/25/33(6)                    297,906         41,003
Trust 2003-4, Cl. S, 47.824%, 2/25/33(6)                      176,500         24,499
Trust 2003-89, Cl. XS, 65.165%, 11/25/32(6)                    52,765          3,702
Trust 2004-54, Cl. DS, 51.233%, 11/25/30(6)                   149,646         19,834
Trust 2005-40, Cl. SA, 75.135%, 5/25/35(6)                    350,859         44,625
Trust 2005-6, Cl. SE, 86.495%, 2/25/35(6)                     463,900         55,013


                           6 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ----------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2005-71, Cl. SA, 73.61%, 8/25/25(6)                  $  429,349   $     49,808
Trust 2005-87, Cl. SE, 89.537%, 10/25/35(6)                 1,037,486         89,067
Trust 2005-87, Cl. SG, 98.334%, 10/25/35(6)                   868,053         83,589
Trust 2007-88, Cl. XI, 13.776%, 6/25/37(6)                  1,249,222        123,718
Trust 222, Cl. 2, 16.372%, 6/1/23(6)                          270,862         48,815
Trust 240, Cl. 2, 21.077%, 9/1/23(6)                          330,139         59,133
Trust 252, Cl. 2, 22.366%, 11/1/23(6)                         220,002         40,513
Trust 273, Cl. 2, 13.959%, 8/1/26(6)                           61,860         11,437
Trust 319, Cl. 2, 5.40%, 2/1/32(6)                             62,055         12,397
Trust 320, Cl. 2, 7.828%, 4/1/32(6)                            49,855          9,907
Trust 321, Cl. 2, 0.607%, 4/1/32(6)                           650,457        134,950
Trust 331, Cl. 9, 9.454%, 2/1/33(6)                           179,566         30,877
Trust 334, Cl. 17, 16.735%, 2/1/33(6)                         116,566         17,852
Trust 338, Cl. 2, 0.00%, 7/1/33(6, 13)                        161,768         27,726
Trust 339, Cl. 12, 0.00%, 7/1/33(6, 13)                       178,192         29,730
Trust 339, Cl. 7, 0.00%, 7/1/33(6, 13)                        524,361         71,161
Trust 343, Cl. 13, 6.891%, 9/1/33(6)                          153,148         26,661
Trust 345, Cl. 9, 0.00%, 1/1/34(6, 13)                        263,819         38,496
Trust 351, Cl. 10, 0.00%, 4/1/34(6, 13)                        23,149          3,111
Trust 351, Cl. 8, 0.643%, 4/1/34(6)                            78,315         10,414
Trust 356, Cl. 10, 0.00%, 6/1/35(6, 13)                        67,822          9,704
Trust 356, Cl. 12, 0.00%, 2/1/35(6, 13)                        41,064          5,467
Trust 362, Cl. 12, 0.00%, 8/1/35(6, 13)                       336,743         58,207
Trust 362, Cl. 13, 0.00%, 8/1/35(6, 13)                       185,084         31,026
Trust 364, Cl. 16, 0.00%, 9/1/35(6 13)                        180,749         25,103
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.294%,
   9/25/23(7)                                                  90,004         73,538
                                                                        ------------
                                                                          29,787,004
                                                                        ------------
GNMA/GUARANTEED--1.7%
Government National Mortgage Assn.:
4.50%, 10/1/39(5)                                           1,425,000      1,446,375
7%, 1/30/24                                                    86,534         95,381
7.50%, 1/30/23-6/30/24                                        106,472        118,879
8%, 5/30/17                                                    39,364         43,517
8.50%, 8/1/17-12/15/17                                         35,454         38,540
Government National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 79.638%, 1/16/27(6)                   158,064         22,403
Series 2002-15, Cl. SM, 68.869%, 2/16/32(6)                   182,176         30,029
Series 2002-76, Cl. SY, 76.758%, 12/16/26(6)                  407,373         61,340
Series 2004-11, Cl. SM, 57.151%, 1/17/30(6)                   132,088         20,185
Series 2006-47, Cl. SA, 59.044%, 8/16/36(6)                   390,364         43,816
                                                                        ------------
                                                                           1,920,465
                                                                        ------------


                           7 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ----------   ------------
NON-AGENCY--4.6%
COMMERCIAL--3.0%
Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates, Series 2006-1, Cl.
   AM, 5.421%, 9/1/45                                      $  770,000   $    634,759
Bear Stearns Commercial Mortgage Securities Trust
   2007-PW18, Commercial Mtg. Pass-Through Certificates,
   Series PW18, Cl. A2, 5.613%, 6/1/50                        575,000        575,318
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
   Mtg. Pass-Through Certificates, Series 2008-C7, Cl.
   AM, 6.299%, 12/1/49(2)                                     235,000        163,621
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
   Pass-Through Certificates, Series 2006-AB4, Cl. A1A,
   6.005%, 10/25/36                                           179,354        119,413
First Horizon Alternative Mortgage Securities Trust
   2004-FA2, Mtg. Pass-Through Certificates, Series
   2004-FA2, Cl. 3A1, 6%, 1/25/35                             139,000        123,294
First Horizon Alternative Mortgage Securities Trust
   2007-FA2, Mtg. Pass-Through Certificates, Series
   2007-FA2, Cl. 1A1, 5.50%, 4/25/37                          143,647         99,828
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
   Pass-Through Certificates, Series 2007-AR3, Cl. 1A1,
   6.115%, 11/1/37(2)                                         102,319         69,965
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                       162,945        164,896
Series 2005-C4, Cl. AM, 5.513%, 11/1/45(2)                    210,000        178,374
GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations, Series 2001-LIBA, Cl. B, 6.733%, 2/10/16      180,000        192,833
JPMorgan Chase Commercial Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                     190,000        161,886
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                     95,000         90,960
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
   Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                       180,000        180,726
Series 2006-C1, Cl. AM, 5.217%, 2/11/31(2)                    430,000        347,832
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34         278,517        238,422
                                                                        ------------
                                                                           3,342,127
                                                                        ------------
MANUFACTURED HOUSING--0.5%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
   2A5, 5.031%, 3/25/36(2)                                    639,704        523,921
                                                                        ------------
MULTIFAMILY--0.5%
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
   Mtg. Pass-Through Certificates, Series 2004-AA, Cl.
   2A, 4.979%, 12/25/34(2)                                    132,862        126,186
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
   Mtg. Pass-Through Certificates, Series 2004-S, Cl.
   A1, 3.295%, 9/25/34(2)                                     113,674        110,516


                           8 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ----------   ------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
   3A1, 5.094%, 3/25/36(2)                                 $  329,303   $    272,520
                                                                        ------------
                                                                             509,222
                                                                        ------------
RESIDENTIAL--0.6%
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
   Mtg. Pass-Through Certificates, Series 2008-C7, Cl.
   A4, 6.299%, 12/1/49(2)                                     160,000        144,476
Countrywide Alternative Loan Trust 2005-29CB, Mortgage
   Pass-Through Certificates, Series 2005-29CB, Cl. A4,
   5%, 7/1/35                                                 152,702        130,550
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through
   Certificates, Series 2006-A2, Cl. 5A3, 4.439%,
   11/1/33(2)                                                 116,216        111,559
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C7, Cl.
   AM, 6.374%, 9/11/45(2)                                     240,000        174,153
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2003-QS1, Cl. A2,
   5.75%, 1/25/33                                             103,970        103,152
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
   Mtg. Pass-Through Certificates, Series 2004-R, Cl.
   2A1, 3.003%, 9/1/34(2)                                      53,141         50,630
                                                                        ------------
                                                                             714,520
                                                                        ------------
Total Mortgage-Backed Obligations (Cost $36,317,833)                      36,797,259
                                                                        ------------
U.S. GOVERNMENT OBLIGATIONS--0.7%
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14         430,000        431,379
Federal National Mortgage Assn. Nts., 3%, 9/16/14             345,000        351,259
                                                                        ------------
Total U.S. Government Obligations (Cost $776,375)                            782,638
                                                                        ------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--11.0%
CONSUMER DISCRETIONARY--1.3%
AUTOMOBILES--0.3%
Daimler Finance North America LLC, 6.50% Sr. Unsec.
   Unsub. Nts., 11/15/13                                      100,000        107,872
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31         67,000         79,491
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10     200,000        204,423
                                                                        ------------
                                                                             391,786
                                                                        ------------
HOTELS, RESTAURANTS & LEISURE--0.1%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
   8/15/15(3)                                                 107,000        109,239
                                                                        ------------
MEDIA--0.7%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19                     98,000        108,266
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
   Unsec. Nts., 11/15/22                                       65,000         83,723
Comcast Cable Communications, Inc., 8.875% Unsub. Nts.,
   5/1/17                                                     110,000        135,886
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.875%
   Sr. Unsec. Unsub. Nts., 10/1/19(3)                          37,000         36,954
DISH DBS Corp., 7.875% Sr. Nts., 9/1/19(3)                     90,000         91,350
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                  72,000         83,680


                           9 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ----------   ------------
MEDIA CONTINUED
Time Warner Entertainment Co. LP, 8.375% Sr. Nts.,
   7/15/33                                                 $   55,000   $     66,306
Time Warner, Inc., 6.50% Sr. Unsec. Debs., 11/15/36            83,000         85,225
Viacom, Inc., 6.25% Sr. Unsec. Nts., 4/30/16                   45,000         48,611
                                                                        ------------
                                                                             740,001
                                                                        ------------
SPECIALTY RETAIL--0.2%
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts.,
   12/16/36                                                    93,000         90,530
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11           149,000        160,966
                                                                        ------------
                                                                             251,496
                                                                        ------------
CONSUMER STAPLES--0.9%
BEVERAGES--0.1%
Anheuser-Busch InBev Worldwide, Inc.:
   7.75% Sr. Unsec. Unsub. Nts., 1/15/19(3)                    74,000         87,711
   8% Sr. Nts., 11/15/39(3)                                    40,000         51,934
                                                                        ------------
                                                                             139,645
                                                                        ------------
FOOD & STAPLES RETAILING--0.2%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31               55,000         72,566
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                   65,000         69,114
Supervalu, Inc., 7.50% Sr. Nts., 11/15/14                     100,000        101,000
                                                                        ------------
                                                                             242,680
                                                                        ------------
FOOD PRODUCTS--0.4%
Bunge Ltd. Finance Corp.:
   5.35% Sr. Unsec. Unsub. Nts., 4/15/14                      112,000        116,317
   8.50% Sr. Unsec. Nts., 6/15/19                              50,000         57,740
Heinz (H.J.) Finance Co., 7.125% Sr. Unsec. Nts.,
   8/1/39(3)                                                   80,000         95,009
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11          95,000        102,651
                                                                        ------------
                                                                             371,717
                                                                        ------------
TOBACCO--0.2%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18           181,000        225,171
                                                                        ------------
ENERGY--1.7%
ENERGY EQUIPMENT & SERVICES--0.1%
Pride International, Inc., 8.50% Sr. Nts., 6/15/19            120,000        132,600
                                                                        ------------
OIL, GAS & CONSUMABLE FUELS--1.6%
Anadarko Petroleum Corp., 6.45% Sr. Unsec. Nts., 9/15/36       89,000         92,189
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16       95,000         90,488
Duke Energy Field Services LLC, 7.875% Unsec. Nts.,
   8/16/10                                                     95,000         99,606
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16                 110,000        113,300
Enterprise Products Operating LLP, 7.50% Sr. Unsec.
   Unsub. Nts., 2/1/11                                        110,000        117,465
Hess Corp., 6.65% Sr. Unsec. Unsub. Nts., 8/15/11              59,000         63,349
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
   Unsec. Nts., 6/1/13                                        205,000        212,516
Kerr-McGee Corp., 6.875% Sr. Unsec. Unsub. Nts., 9/15/11       74,000         79,498
Kinder Morgan Energy Partners LP, 9% Sr. Unsec. Nts.,
   2/1/19                                                      90,000        109,228
Nexen, Inc.:
   6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                     105,000        102,573
   7.50% Nts., 7/30/39                                         40,000         43,704


                           10 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ----------   ------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B,
   3/15/13                                                 $  100,000   $    101,500
Petro-Canada, 5.95% Sr. Unsec. Unsub. Bonds, 5/15/35           55,000         54,341
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
   Series B, 6/1/13(4)                                        109,381        111,705
Plains All American Pipeline LP, 6.50% Sr. Unsec. Unsub.
   Nts., 5/1/18                                               120,000        128,744
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr.
   Sec. Nts., 9/30/14(3)                                       60,000         64,011
Shell International Finance BV, 4.30% Nts., 9/22/19            37,000         37,268
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32          80,000         92,003
XTO Energy, Inc., 6.50% Sr. Unsec. Unsub. Nts., 12/15/18       37,000         40,918
                                                                        ------------
                                                                           1,754,406
                                                                        ------------
FINANCIALS--3.4%
CAPITAL MARKETS--0.6%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
   Nts., 8/15/19(3)                                            90,000         91,424
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
   2/15/34                                                    182,000        167,640
Morgan Stanley:
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17               100,000         99,799
7.30% Sr. Unsec. Nts., 5/13/19                                265,000        292,083
                                                                        ------------
                                                                             650,946
                                                                        ------------
COMMERCIAL BANKS--0.6%
Barclays Bank plc, 6.278% Perpetual Bonds(9)                  230,000        172,503
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(2)       170,000        129,200
PNC Funding Corp., 5.25% Gtd. Unsec. Sub. Nts., 11/15/15      120,000        123,185
Wachovia Corp., 5.625% Sub. Nts., 10/15/16                     50,000         52,306
Wells Fargo Capital X, 5.95% Unsec. Sub. Bonds, 12/15/36      175,000        152,688
                                                                        ------------
                                                                             629,882
                                                                        ------------
CONSUMER FINANCE--0.2%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13      90,000         95,094
Capital One Bank USA NA, 8.80% Sub. Nts., 7/15/19              58,000         67,159
Capital One Financial Corp., 5.70% Sr. Unsec. Unsub.
   Nts., 9/15/11                                              110,000        114,990
                                                                        ------------
                                                                             277,243
                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Citigroup, Inc.:
6.125% Sub. Nts., 8/25/36                                     105,000         90,384
8.125% Sr. Unsec. Nts., 7/15/39                               270,000        303,145
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(9)      470,000        452,656
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38      395,000        446,506
                                                                        ------------
                                                                           1,292,691
                                                                        ------------
INSURANCE--0.6%
Axa SA, 6.379% Sub. Perpetual Bonds(3, 9)                     130,000        105,300
Hartford Financial Services Group, Inc. (The):
5.375% Sr. Unsec. Nts., 3/15/17                               100,000         91,721
6% Sr. Unsec. Nts., 1/15/19                                   120,000        113,998
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec. Nts.,
   9/15/10                                                    102,000        104,116
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36(2)        90,000         77,400


                           11 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ----------   ------------
INSURANCE CONTINUED
Principal Life Global Funding I, 4.40% Sr. Sec. Nts.,
   10/1/10(3)                                              $  101,000   $    102,089
Prudential Holdings LLC, 8.695% Bonds, Series C,
   12/18/23(3)                                                105,000        109,848
                                                                        ------------
                                                                             704,472
                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS--0.2%
Simon Property Group LP, 5.375% Sr. Unsec. Unsub. Nts.,
   6/1/11                                                     102,000        105,158
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75% Nts.,
   9/2/15(3)                                                  110,000        110,869
                                                                        ------------
                                                                             216,027
                                                                        ------------
HEALTH CARE--0.4%
HEALTH CARE PROVIDERS & SERVICES--0.1%
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11            95,000         97,942
                                                                        ------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Fisher Scientific International, Inc., 6.125% Sr. Unsec.
   Sub. Nts., 7/1/15                                          161,000        167,269
                                                                        ------------
PHARMACEUTICALS--0.2%
Genentech, Inc., 5.25% Sr. Unsec. Unsub. Nts., 7/15/35         71,000         70,745
Watson Pharmaceuticals, Inc., 6.125% Sr. Unsec. Nts.,
   8/15/19                                                    105,000        110,633
                                                                        ------------
                                                                             181,378
                                                                        ------------
INDUSTRIALS--1.0%
AEROSPACE & DEFENSE--0.3%
BAE Systems Holdings, Inc., 6.375% Nts., 6/1/19(3)            100,000        110,543
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15       110,000        110,000
Meccanica Holdings USA:
6.25% Sr. Unsec. Unsub. Nts., 7/15/19(3)                       55,000         59,465
7.375% Sr. Unsec. Unsub. Nts., 7/15/39(3)                      93,000        110,019
                                                                        ------------
                                                                             390,027
                                                                        ------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec.
   Debs., 9/15/35                                              85,000         97,805
                                                                        ------------
ELECTRICAL EQUIPMENT--0.1%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19                109,000        113,358
                                                                        ------------
INDUSTRIAL CONGLOMERATES--0.3%
General Electric Capital Corp., 5.875% Unsec. Unsub.
   Nts., 1/14/38                                               75,000         69,007
Tyco International Ltd./Tyco International Finance SA,
   6.875% Sr. Unsec. Unsub. Nts., 1/15/21                     202,000        227,264
                                                                        ------------
                                                                             296,271
                                                                        ------------
ROAD & RAIL--0.2%
CSX Corp., 7.375% Sr. Unsec. Nts., 2/1/19                     155,000        182,719
                                                                        ------------
INFORMATION TECHNOLOGY--0.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc., 5.50% Sr. Unsec. Unsub.
   Nts., 9/14/15                                              110,000        113,295
                                                                        ------------
MATERIALS--0.6%
CHEMICALS--0.1%
Airgas, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/14            55,000         56,060
Yara International ASA, 7.875% Nts., 6/11/19(3)                92,000        103,582
                                                                        ------------
                                                                             159,642
                                                                        ------------


                           12 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ----------   ------------
CONTAINERS & PACKAGING--0.1%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                 $  110,000   $    112,750
                                                                        ------------
METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.25% Sr. Unsec.
   Nts., 4/1/15                                               100,000        106,492
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                          60,000         59,952
6% Sr. Unsec. Unsub. Nts., 10/15/15                            74,000         75,344
Xstrata Finance Canada Ltd., 6.90% Nts., 11/15/37(3)           53,000         50,044
                                                                        ------------
                                                                             291,832
                                                                        ------------
PAPER & FOREST PRODUCTS--0.1%
MeadWestvaco Corp., 7.375% Sr. Unsec. Unsub. Nts., 9/1/19     110,000        115,433
                                                                        ------------
TELECOMMUNICATION SERVICES--0.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                   122,000        128,278
British Telecommunications plc, 9.625% Bonds, 12/15/30         66,000         84,786
CenturyTel, Inc., 8.375% Sr. Unsec. Nts., Series H,
   10/15/10                                                    70,000         74,203
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13          105,000        103,425
Deutsche Telekom International Finance BV, 8.50% Unsub.
   Nts., 6/15/10(2)                                            96,000        100,651
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub.
   Nts., 10/1/10                                              196,000        201,541
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10               95,000        100,524
Telus Corp., 8% Nts., 6/1/11                                  150,000        163,306
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
   2/15/38                                                     80,000         85,793
                                                                        ------------
                                                                           1,042,507
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11            19,000         21,148
                                                                        ------------
UTILITIES--0.7%
ELECTRIC UTILITIES--0.2%
Exelon Corp., 5.625% Sr. Unsec. Bonds, 6/15/35                 75,000         72,551
Exelon Generation Co. LLC:
6.20% Sr. Nts., 10/1/17                                        58,000         63,416
6.25% Sr. Unsec. Nts., 10/1/39                                 39,000         39,953
                                                                        ------------
                                                                             175,920
                                                                        ------------
ENERGY TRADERS--0.2%
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                     105,000        101,850
Oncor Electric Delivery Co., 6.375% Sr. Sec. Nts.,
   1/15/15                                                     70,000         77,694
                                                                        ------------
                                                                             179,544
                                                                        ------------
GAS UTILITIES--0.0%
Atmos Energy Corp., 8.50% Sr. Unsec. Nts., 3/15/19             45,000         55,665
                                                                        ------------
MULTI-UTILITIES--0.3%
Dominion Resources, Inc., 5.20% Sr. Unsub. Nts., 8/15/09      110,000        114,470
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10      100,000        105,230
Sempra Energy:
6.50% Sr. Unsec. Nts., 6/1/16                                  55,000         60,896
9.80% Sr. Unsec. Nts., 2/15/19                                 90,000        115,486
                                                                        ------------
                                                                             396,082
                                                                        ------------
Total Non-Convertible Corporate Bonds and Notes
   (Cost $11,566,169)                                                     12,320,589
                                                                        ------------


                           13 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                             SHARES         VALUE
                                                           ----------   ------------
INVESTMENT COMPANIES--2.5%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
   Shares, 0.00%(10, 11)                                        5,817   $      5,817
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.27%(10, 12)                                             2,787,262     2,787,262
                                                                        ------------
Total Investment Companies (Cost $2,793,079)                               2,793,079
                                                                        ------------
TOTAL INVESTMENTS, AT VALUE (COST $125,587,402)                 116.3%   129,634,050
LIABILITIES IN EXCESS OF OTHER ASSETS                           (16.3)   (18,168,219)
                                                                        ------------
NET ASSETS                                                      100.0%  $111,465,831
                                                                        ============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,941,372 or 1.74% of the Portfolio's net assets as of September 30, 2009.

(4.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $501,903, which represents 0.45% of the Portfolio's net assets. See accompanying Notes.

(5.) When-issued security or delayed delivery to be delivered and settled after September 30, 2009. See accompanying Notes.

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,159,242 or 1.94% of the Portfolio's net assets as of September 30, 2009.

(7.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $132,705 or 0.12% of the Portfolio's net assets as of September 30, 2009.

(8.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $125,813. See accompanying Notes.

(9.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(10.) Rate shown is the 7-day yield as of September 30, 2009.

(11.) Interest rate is less than 0.0005%.

(12.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES
                                                     DECEMBER 31,     GROSS        GROSS           SHARES
                                                         2008       ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2009
                                                     ------------   ---------   ----------   ------------------
Oppenheimer Institutional Money Market Fund, Cl. E     7,528,935    38,345,137  43,086,810        2,787,262

                                                        VALUE      INCOME
                                                     ----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $2,787,262   $23,176

(13.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.


                           14 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                       LEVEL 2--
                                                         OTHER        LEVEL 3--
                                       LEVEL 1--      SIGNIFICANT    SIGNIFICANT
                                  UNADJUSTED QUOTED    OBSERVABLE   UNOBSERVABLE
                                       PRICES            INPUTS        INPUTS          VALUE
                                  -----------------   -----------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary            $ 6,503,527      $        --       $--        $  6,503,527
   Consumer Staples                    9,968,848               --        --           9,968,848
   Energy                              6,121,042               --        --           6,121,042
   Financials                         15,308,014               --        --          15,308,014
   Health Care                         7,837,348               --        --           7,837,348
   Industrials                         8,810,474               --        --           8,810,474
   Information Technology              8,435,304               --        --           8,435,304
   Materials                           3,936,725               --        --           3,936,725
   Telecommunication Services          4,456,446               --        --           4,456,446
   Utilities                           1,360,761               --        --           1,360,761
Asset-Backed Securities                       --        4,201,996        --           4,201,996
Mortgage-Backed Obligations                   --       36,797,259        --          36,797,259
U.S. Government Obligations                   --          782,638        --             782,638
Non-Convertible Corporate Bonds
   and Notes                                  --       12,320,589        --          12,320,589
Investment Companies                   2,793,079               --        --           2,793,079
                                     -----------      -----------       ---        ------------
Total Investments, at Value           75,531,568       54,102,482        --         129,634,050
OTHER FINANCIAL INSTRUMENTS:
Futures margins                            3,558               --        --               3,558
                                     -----------      -----------       ---        ------------
Total Assets                         $75,535,126      $54,102,482       $--        $129,637,608
                                     -----------      -----------       ---        ------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value          $        --      $   (22,642)      $--        $    (22,642)
Futures margins                          (13,340)              --        --             (13,340)
                                     -----------      -----------       ---        ------------
Total Liabilities                    $   (13,340)     $   (22,642)      $--        $    (35,982)
                                     -----------      -----------       ---        ------------


                          15 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                                UNREALIZED
                                        NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE     (DEPRECIATION)
--------------------         --------   ---------   ----------   ----------   -------------
U.S. Treasury Long Bonds        Buy        28        12/21/09    $3,398,500     $ 51,771
U.S. Treasury Nts., 2 yr.      Sell        26        12/31/09     5,641,188      (11,916)
U.S. Treasury Nts., 5 yr.      Sell        12        12/31/09     1,393,125      (15,592)
U.S. Treasury Nts., 10 yr.      Buy        27        12/21/09     3,194,859       19,177
                                                                                --------
                                                                                $ 43,440
                                                                                ========

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                  PAY/
                                         BUY/SELL    NOTIONAL   RECEIVE
REFERENCE ENTITY/                         CREDIT      AMOUNT     FIXED    TERMINATION
SWAP COUNTERPARTY                       PROTECTION    (000S)      RATE        DATE        VALUE
-----------------                       ----------   --------   -------   -----------   --------
INCO LTD.:
Morgan Stanley Capital Services, Inc.       Buy        $240      0.63%      3/20/17     $ (5,380)
Morgan Stanley Capital Services, Inc.       Buy         240      0.70       3/20/17       (6,517)
                                                       ----                             --------
                                           Total        480                              (11,897)
                                                       ----                             --------
VALE OVERSEAS:
Morgan Stanley Capital Services, Inc.       Sell        240      1.10       3/20/17       (5,900)
Morgan Stanley Capital Services, Inc.       Sell        240      1.17       3/20/17       (4,845)
                                                       ----                             --------
                                           Total        480                              (10,745)
                                                                                        --------
   Grand Total Buys                                                                      (11,897)
   Grand Total Sells                                                                     (10,745)
                                                                                        --------
   Total Credit Default Swaps                                                           $(22,642)
                                                                                        ========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                              TOTAL MAXIMUM
                                                POTENTIAL
                                              PAYMENTS FOR
                                              SELLING CREDIT                   REFERENCE
TYPE OF REFERENCE ASSET ON WHICH THE FUND       PROTECTION        AMOUNT      ASSET RATING
SOLD PROTECTION                               (UNDISCOUNTED)   RECOVERABLE*     RANGE**
-----------------------------------------     --------------   ------------   ------------
Investment Grade Single Name Corporate Debt      $480,000           $--            BBB+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.


                           16 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.


                           17 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Portfolio may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When the Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2009, the Portfolio had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities      $22,224,049
Sold securities             3,704,214

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Portfolio's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio's investment objectives not only permit the Portfolio to purchase investment securities, they also allow the Portfolio to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk


                           18 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Portfolio to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Portfolio's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Portfolio. Typically, the associated risks are not the risks that the Portfolio is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. The Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Portfolio intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Portfolio has entered into master netting arrangements, established within the Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Portfolio to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to


                           19 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio's net assets and or a percentage decrease in the Portfolio's Net Asset Value or NAV. The contingent features are established within the Portfolio's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of September 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $22,642. If a contingent feature would have been triggered as of September 30, 2009, the Portfolio could have been required to pay this amount in cash to its counterparties. The Portfolio did not hold or post collateral for its derivative transactions.

FUTURES

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Portfolio has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Portfolio has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio's securities.

SWAP CONTRACTS

The Portfolio may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. Any upfront payment paid or received as well as any unrealized appreciation (depreciation) on swap contracts are separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.


                           20 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Portfolio to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Portfolio may enter into credit default swaps either by buying or selling protection on a single security, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Portfolio has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Portfolio has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

     The Portfolio has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     The Portfolio has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

     Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.


                           21 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk.

     As of September 30, 2009, the Portfolio had no such total return swap agreements outstanding.

ILLIQUID SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

2. FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $125,643,751
Federal tax cost of other investments       (484,393)
                                        ------------
Total federal tax cost                  $125,159,358
                                        ============
Gross unrealized appreciation           $  9,263,083
Gross unrealized depreciation             (5,251,986)
                                        ------------
Net unrealized appreciation             $  4,011,097
                                        ============


                           22 | Total Return Portfolio

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           SHARES          VALUE
                                                        -----------   --------------
COMMON STOCKS--96.9%
CONSUMER DISCRETIONARY--12.0%
AUTOMOBILES--1.9%
Bayerische Motoren Werke (BMW) AG                            21,675   $    1,043,848
Honda Motor Co.                                             115,020        3,487,634
Toyota Motor Corp.                                           77,398        3,046,071
                                                                      --------------
                                                                           7,577,553
                                                                      --------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Dignity plc                                                 124,860        1,160,361
HOTELS, RESTAURANTS & LEISURE--1.4%
Carnival Corp.                                               84,600        2,815,488
Enterprise Inns plc                                         429,530          854,639
William Hill plc                                            653,322        1,840,770
                                                                      --------------
                                                                           5,510,897
                                                                      --------------
HOUSEHOLD DURABLES--0.6%
SEB SA                                                       40,198        2,134,431
MEDIA--1.7%
British Sky Broadcasting Group plc                           85,978          785,278
Grupo Televisa SA, Sponsored GDR                             95,900        1,782,781
Vivendi SA                                                   79,810        2,469,536
Zee Entertainment Enterprises Ltd.                          371,500        1,834,077
                                                                      --------------
                                                                           6,871,672
                                                                      --------------
MULTILINE RETAIL--0.3%
Pinault-Printemps-Redoute SA                                 10,180        1,304,826
SPECIALTY RETAIL--1.7%
Hennes & Mauritz AB, Cl. B                                   27,800        1,561,204
Industria de Diseno Textil SA                                86,900        4,986,170
                                                                      --------------
                                                                           6,547,374
                                                                      --------------
TEXTILES, APPAREL & LUXURY GOODS--4.1%
Burberry Group plc                                          472,610        3,802,965
Compagnie Financiere Richemont SA, Cl. A                     69,937        1,976,026
Geox SpA                                                    298,600        2,584,610
Luxottica Group SpA(1)                                       95,500        2,473,586
LVMH Moet Hennessey Louis Vuitton                            26,610        2,676,342
Swatch Group AG (The), Cl. B                                 11,850        2,791,262
                                                                      --------------
                                                                          16,304,791
                                                                      --------------
CONSUMER STAPLES--7.0%
BEVERAGES--2.5%
C&C Group plc                                               965,477        4,105,669
Heineken NV                                                  40,500        1,867,175
Pernod-Ricard SA                                             47,010        3,733,366
                                                                      --------------
                                                                           9,706,210
                                                                      --------------
FOOD & STAPLES RETAILING--0.6%
Woolworths Ltd.                                              91,551        2,362,414
FOOD PRODUCTS--3.0%
Aryzta AG(1)                                                 59,181        2,398,535
Barry Callebaut AG                                            7,869        4,658,527
Nestle SA                                                    50,408        2,148,043


                  1 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           SHARES          VALUE
                                                        -----------   --------------
FOOD PRODUCTS CONTINUED
Unilever plc                                                 96,120   $    2,745,669
                                                                      --------------
                                                                          11,950,774
                                                                      --------------
HOUSEHOLD PRODUCTS--0.6%
Reckitt Benckiser Group plc                                  48,548        2,372,623
PERSONAL PRODUCTS--0.3%
L'Oreal SA                                                   13,350        1,334,443
ENERGY--4.4%
ENERGY EQUIPMENT & SERVICES--1.1%
Saipem SpA                                                   43,600        1,313,053
Technip SA                                                   51,750        3,305,560
                                                                      --------------
                                                                           4,618,613
                                                                      --------------
OIL, GAS & CONSUMABLE FUELS--3.3%
BG Group plc                                                305,820        5,312,701
BP plc, ADR                                                  54,700        2,911,681
Total SA                                                     61,890        3,677,481
Tsakos Energy Navigation Ltd.                                69,000        1,079,850
                                                                      --------------
                                                                          12,981,713
                                                                      --------------
FINANCIALS--12.4%
CAPITAL MARKETS--7.3%
3i Group plc                                                464,362        2,141,771
BinckBank NV                                                205,200        3,633,400
Collins Stewart plc                                       1,789,679        2,159,445
Credit Suisse Group AG                                       92,306        5,137,776
Deutsche Bank AG                                             61,522        4,768,819
ICAP plc                                                    668,798        4,518,010
Reinet Investments SCA(1)                                     8,714          122,416
Swissquote Group Holding SA                                  29,936        1,595,755
Tullett Prebon plc                                          792,050        4,946,831
                                                                      --------------
                                                                          29,024,223
                                                                      --------------
COMMERCIAL BANKS--0.5%
ICICI Bank Ltd., Sponsored ADR                               49,625        1,913,540
INSURANCE--3.3%
Allianz SE                                                    8,763        1,104,095
AMP Ltd.                                                    264,395        1,513,826
Prudential plc                                              437,051        4,201,339
QBE Insurance Group Ltd.                                    295,901        6,259,052
                                                                      --------------
                                                                          13,078,312
                                                                      --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Solidere, GDR(2, 3)                                          66,720        1,674,672
Solidere, GDR(3)                                             10,080          253,008
                                                                      --------------
                                                                           1,927,680
                                                                      --------------
THRIFTS & MORTGAGE FINANCE--0.8%
Housing Development Finance Corp. Ltd.                       19,300        1,111,765
Paragon Group Cos. plc                                      773,624        1,864,452
                                                                      --------------
                                                                           2,976,217
                                                                      --------------


                  2 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           SHARES          VALUE
                                                        -----------   --------------
HEALTH CARE--16.2%
BIOTECHNOLOGY--3.3%
CSL Ltd.                                                    172,300   $    5,086,022
Grifols SA                                                  171,300        3,262,511
Marshall Edwards, Inc.(1, 4)                                382,300          370,831
Marshall Edwards, Inc., Legend Shares(1, 2)                 330,600          320,682
NeuroSearch AS(1)                                            93,871        2,758,714
NicOx SA(1)                                                  61,988          806,054
Santhera Pharmaceuticals(1)                                  19,000          549,989
                                                                      --------------
                                                                          13,154,803
                                                                      --------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.0%
DiaSorin SpA                                                141,123        4,749,808
Essilor International SA                                     51,150        2,915,062
Nobel Biocare Holding AG                                     28,463          942,083
Smith & Nephew plc                                          229,546        2,056,200
Sonova Holding AG                                            28,315        2,855,271
Straumann Holding AG                                         11,614        3,018,054
Synthes, Inc.                                                46,964        5,660,333
Terumo Corp.                                                 57,200        3,132,679
William Demant Holding AS(1)                                 34,500        2,563,568
                                                                      --------------
                                                                          27,893,058
                                                                      --------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
Sonic Healthcare Ltd.                                       587,058        7,325,828
HEALTH CARE TECHNOLOGY--0.0%
Ortivus AB, Cl. B(1)                                        279,600          190,107
LIFE SCIENCES TOOLS & SERVICES--0.4%
Art Advanced Research Technologies, Inc.(1)                 270,100           20,182
Art Advanced Research Technologies, Inc., Legend
   Shares (1, 4)                                            898,700           67,152
Art Advanced Research Technologies, Inc., Series 1(1)       360,333           26,924
Art Advanced Research Technologies, Inc., Series 2(1)       113,634            8,491
BTG plc(1)                                                  457,454        1,326,918
Tyrian Diagnostics Ltd.(1)                                9,315,698          189,761
                                                                      --------------
                                                                           1,639,428
                                                                      --------------
PHARMACEUTICALS--3.6%
Astellas Pharma, Inc.                                        26,200        1,077,012
GlaxoSmithKline plc                                          36,533          717,850
Novogen Ltd.(1)                                           1,154,071          734,140
Roche Holding AG                                             35,628        5,758,651
Sanofi-Aventis SA                                            34,405        2,524,893
Shionogi & Co. Ltd.                                          80,000        1,893,834
Takeda Pharmaceutical Co. Ltd.                               34,600        1,441,586
                                                                      --------------
                                                                          14,147,966
                                                                      --------------
INDUSTRIALS--18.4%
AEROSPACE & DEFENSE--1.2%
Empresa Brasileira de Aeronautica SA(1)                     528,126        3,040,689
European Aeronautic Defense & Space Co.                      77,020        1,729,501
                                                                      --------------
                                                                           4,770,190
                                                                      --------------


                  3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           SHARES          VALUE
                                                        -----------   --------------
AIR FREIGHT & LOGISTICS--0.3%
Toll Holdings Ltd.                                          154,839   $    1,159,230
COMMERCIAL SERVICES & SUPPLIES--2.5%
Aggreko plc                                                 343,490        3,853,640
De La Rue plc                                               121,450        1,742,986
Prosegur Compania de Seguridad SA                           104,300        4,149,960
                                                                      --------------
                                                                           9,746,586
                                                                      --------------
CONSTRUCTION & ENGINEERING--2.8%
Koninklijke Boskalis Westminster NV                          59,621        2,036,341
Leighton Holdings Ltd.                                       49,780        1,582,691
Maire Tecnimont SpA                                         524,800        2,549,661
Outotec OYJ                                                  38,000        1,208,909
Trevi Finanziaria SpA                                       155,600        2,707,334
Vinci SA                                                     21,603        1,222,155
                                                                      --------------
                                                                          11,307,091
                                                                      --------------
ELECTRICAL EQUIPMENT--3.8%
ABB Ltd.                                                    362,332        7,272,513
Alstom                                                       73,710        5,379,182
Ceres Power Holdings plc(1)                                 718,902        2,378,264
                                                                      --------------
                                                                          15,029,959
                                                                      --------------
INDUSTRIAL CONGLOMERATES--1.4%
Koninklijke (Royal) Philips Electronics NV                   80,900        1,969,937
Siemens AG                                                   36,739        3,426,809
                                                                      --------------
                                                                           5,396,746
                                                                      --------------
MACHINERY--1.8%
Aalberts Industries NV                                      423,645        5,697,286
Demag Cranes AG                                              37,487        1,334,668
                                                                      --------------
                                                                           7,031,954
                                                                      --------------
PROFESSIONAL SERVICES--2.9%
Capita Group plc                                            715,068        8,256,674
Experian plc                                                408,643        3,438,448
                                                                      --------------
                                                                          11,695,122
                                                                      --------------
TRADING COMPANIES & DISTRIBUTORS--1.7%
Bunzl plc                                                   511,648        5,188,274
Wolseley plc(1)                                              63,932        1,539,755
                                                                      --------------
                                                                           6,728,029
                                                                      --------------
INFORMATION TECHNOLOGY--20.0%
COMMUNICATIONS EQUIPMENT--3.6%
Tandberg ASA                                                326,500        7,817,550
Telefonaktiebolaget LM Ericsson, B Shares                   649,580        6,522,496
                                                                      --------------
                                                                          14,340,046
                                                                      --------------
COMPUTERS & PERIPHERALS--0.1%
Logitech International SA(1)                                 11,383          208,267
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.6%
Hoya Corp.                                                  161,893        3,797,249
Ibiden Co. Ltd.                                              53,321        1,965,517
Keyence Corp.                                                21,279        4,524,489
Nidec Corp.                                                 102,100        8,291,751


                  4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           SHARES          VALUE
                                                        -----------   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Nippon Electric Glass Co. Ltd.                               83,000   $      751,215
Omron Corp.                                                  68,986        1,296,115
Phoenix Mecano AG                                             4,232        1,694,760
                                                                      --------------
                                                                          22,321,096
                                                                      --------------
INTERNET SOFTWARE & SERVICES--1.7%
United Internet AG(1)                                       153,696        2,318,845
Yahoo! Japan Corp.                                           13,646        4,610,096
                                                                      --------------
                                                                           6,928,941
                                                                      --------------
IT SERVICES--1.7%
Infosys Technologies Ltd.                                   136,564        6,547,577
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                                  96,250        3,850,362
SOFTWARE--6.3%
Autonomy Corp. plc(1)                                       436,890       11,373,998
Compugroup Holding AG(1)                                    105,267        1,198,457
Nintendo Co. Ltd.                                            13,900        3,561,522
Sage Group plc (The)                                        385,000        1,436,090
SAP AG                                                       62,928        3,089,491
Square Enix Holdings Co. Ltd.                                32,794          887,756
Temenos Group AG(1)                                         143,995        3,376,511
                                                                      --------------
                                                                          24,923,825
                                                                      --------------
MATERIALS--4.8%
CHEMICALS--1.0%
Filtrona plc                                                716,940        1,934,083
Sika AG                                                       1,394        1,881,893
                                                                      --------------
                                                                           3,815,976
                                                                      --------------
CONSTRUCTION MATERIALS--0.3%
James Hardie Industries NV, CDI(1)                          175,800        1,211,587
METALS & MINING--3.5%
Impala Platinum Holdings Ltd.                               205,600        4,821,564
Rio Tinto plc                                                92,367        3,963,598
Vale SA, Sponsored ADR, Preference                          249,200        5,111,092
                                                                      --------------
                                                                          13,896,254
                                                                      --------------
TELECOMMUNICATION SERVICES--1.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
BT Group plc                                                836,145        1,737,180
WIRELESS TELECOMMUNICATION SERVICES--0.9%
KDDI Corp.                                                      370        2,085,668
Vodafone Group plc                                          721,023        1,615,538
                                                                      --------------
                                                                           3,701,206
                                                                      --------------
UTILITIES--0.3%
ELECTRIC UTILITIES--0.3%
Fortum OYJ                                                   46,800        1,199,862
                                                                      --------------
Total Common Stocks (Cost $285,373,612)                                  383,556,943
                                                                      --------------


                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           SHARES          VALUE
                                                        -----------   --------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Marshall Edwards, Inc., Legend Shares Wts., Strike
   Price $3.60, Exp. 8/6/12(1)                                7,500   $       24,995
Marshall Edwards, Inc., Legend Shares Wts., Strike
   Price $4.35, Exp. 7/11/10(1)                              89,460           37,946
Tyrian Diagnostics Ltd. Rts., Strike Price 0.030AUD,
   Exp. 12/31/10(1)                                       1,164,462            6,591
                                                                      --------------
Total Rights, Warrants and Certificates (Cost $0)                             69,532
INVESTMENT COMPANIES--3.4%
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.00%(5, 6)                               319,346          319,346
Oppenheimer Institutional Money Market Fund, Cl
   E, 0.27%(5, 7)                                        13,170,731       13,170,731
                                                                      --------------
Total Investment Companies (Cost $13,490,077)                             13,490,077
TOTAL INVESTMENTS, AT VALUE (COST $298,863,689)               100.3%     397,116,552
LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.3)      (1,244,520)
                                                        -----------   --------------
NET ASSETS                                                    100.0%  $  395,872,032
                                                        ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

AUD  Australian Dollar

(1.) Non-income producing security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,995,354 or 0.50% of the Fund's net assets as of September 30, 2009.

(3.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(4.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2009 was $437,983, which represents 0.11% of the Fund's net assets, of which $370,831 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                             ACQUISITION                               UNREALIZED
SECURITY                        DATES            COST        VALUE    DEPRECIATION
--------                 ------------------   ----------   --------   ------------
Marshall Edwards, Inc.   12/28/05 - 7/28/08   $1,873,903   $370,831    $1,503,072

(5.) Rate shown is the 7-day yield as of September 30, 2009.

(6.) Interest rate is less than 0.0005%.


                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

(7.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES
                                                     DECEMBER 31,     GROSS          GROSS            SHARES
                                                         2008       ADDITIONS     REDUCTIONS    SEPTEMBER 30, 2009
                                                     ------------   -----------   -----------   ------------------
OFI Liquid Assets Fund, LLC                                   --     31,518,595    31,518,595               --
Oppenheimer Institutional Money Market Fund, Cl. E    31,279,725    175,944,587   194,053,581       13,170,731

                                                          VALUE       INCOME
                                                     -----------   -----------
OFI Liquid Assets Fund, LLC                          $        --     $ 75,712(a)
Oppenheimer Institutional Money Market Fund, Cl. E    13,170,731      117,343
                                                     -----------     --------
                                                     $13,170,731     $193,055
                                                     ===========     ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                           LEVEL 1--            LEVEL 2--           LEVEL 3--
                                      UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                            PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                      -----------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                $ 39,044,123         $ 8,367,782              $--           $ 47,411,905
   Consumer Staples                        19,540,683           8,185,781               --             27,726,464
   Energy                                  17,600,326                  --               --             17,600,326
   Financials                              33,301,798          15,618,174               --             48,919,972
   Health Care                             49,298,172          15,053,018               --             64,351,190
   Industrials                             70,122,986           2,741,921               --             72,864,907
   Information Technology                  58,116,804          21,003,310               --             79,120,114
   Materials                                8,927,068           9,996,749               --             18,923,817
   Telecommunication Services               5,438,386                  --               --              5,438,386
   Utilities                                1,199,862                  --               --              1,199,862
Rights, Warrants and Certificates                  --              69,532               --                 69,532
Investment Companies                       13,490,077                  --               --             13,490,077
                                         ------------         -----------              ---           ------------
Total Investments, at Value               316,080,285          81,036,267               --            397,116,552
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts                --              13,408               --                 13,408
                                         ------------         -----------              ---           ------------
Total Assets                             $316,080,285         $81,049,675              $--           $397,129,960
                                         ============         ===========              ===           ============


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                               CONTRACT AMOUNT   EXPIRATION               UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL       (000S)           DATE       VALUE     APPRECIATION
---------------------------------   --------   ---------------   ----------   --------   ------------
DEUTSCHE BANK CAPITAL CORP.
Australian Dollar (AUD)             Buy             510 AUD        10/1/09    $450,226      $ 5,799
RBS GREENWICH CAPITAL
Australian Dollar (AUD)             Buy             510 AUD        10/2/09     450,335        6,007
UBS INVESTMENT BANK
Euro (EUR)                          Buy             278 EUR        10/2/09     407,196        1,602
                                                                                            -------
Total unrealized appreciation                                                               $13,408
                                                                                            =======

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS          VALUE       PERCENT
-------------------       ------------   -------
United Kingdom            $ 86,775,985    21.9%
Switzerland                 53,924,249    13.6
Japan                       49,700,556    12.5
France                      35,212,832     8.9
Australia                   30,183,153     7.6
Germany                     18,285,032     4.6
United States               17,060,019     4.3
The Netherlands             16,415,726     4.1
Italy                       16,378,052     4.1
Spain                       12,398,641     3.1
India                       11,406,959     2.9
Sweden                       8,273,807     2.1
Brazil                       8,151,781     2.1
Norway                       7,817,550     2.0
Denmark                      5,322,282     1.3
South Africa                 4,821,564     1.2
Ireland                      4,105,669     1.0
Jersey, Channel Islands      3,438,448     0.9
Finland                      2,408,771     0.6
Lebanon                      1,927,680     0.5
Mexico                       1,782,781     0.4
Bermuda                      1,079,850     0.3
Canada                         122,749     0.0
Luxembourg                     122,416     0.0
                                         -----
Total                     $397,116,552   100.0%
                                         =====


                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.


                  10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $315,792,787
                                 ============
Gross unrealized appreciation    $ 92,412,190
Gross unrealized depreciation     (11,368,209)
                                 ------------
Net unrealized appreciation      $ 81,043,981
                                 ============


                  11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/10/2009